Income Taxes (Provision For Income Taxes From Continuing Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Current income tax expense:
Federal	$ 48,049	$ 59,726	$ 66,170
State	12,203	11,862	15,219
Foreign	3,497	3,319	3,550
Total current income tax expense	63,749	74,907	84,939
Deferred income tax (benefit) expense:
Federal	21,023	10,754	(18,715)
State	885	2,018	(4,087)
Foreign	(15)	(96)	112
Total deferred income tax (benefit) expense	21,893	12,676	(22,690)
Provision for income taxes	$ 85,642	$ 87,583	$ 62,249